Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	As of December 31,
(in thousands)	2017	2018
Building and leasehold improvements	€3,985	€120,738
Capitalized software and software development costs	13,287	16,123
Computer equipment	13,387	15,231
Furniture and fixtures	3,620	6,285
Office equipment	786	2,167
Subtotal	35,065	160,544
Less: accumulated depreciation	17,695	25,697
Construction in process	97,101	27,154
Property and equipment, net	€114,471	€162,001